Long-Term Debt - Summary of Long-term Debt (Details) $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 14,694		$ 21,453
Less: current portion of commercial paper	0		544
current portion of other long term debt	1,000		799
Long-term debt	$ 13,694		$ 20,110
3.31% debentures due February 11, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.31%	3.31%
1.45% debentures due November 16, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.45%	1.45%	1.45%	1.45%
Borrowings			$ 500
3.55% debentures due June 3, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.55%	3.55%
3.42% debentures due December 1, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.42%	3.42%
2.50% debentures due January 17, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%	2.50%	2.50%	2.50%
Borrowings			$ 300
4.85% debentures due May 30, 2047
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.85%	4.85%
Bank credit facilities (December 31, 2021 – US$901 million; December 31, 2020 – US$3,953 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 901,000,000		$ 3,953,000,000
Commercial paper (December 31, 2021 – US$nil; December 31, 2020 – US$426 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0		$ 426,000,000
3.45% due November 15, 2021 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.45%	3.45%
Notional amount				$ 500,000,000
2.95% due January 15, 2023 (US$1,000 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.95%	2.95%
Notional amount		$ 1,000,000,000
3.80% due April 15, 2024 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.80%	3.80%
Notional amount		$ 500,000,000
3.90% due February 1, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.90%	3.90%
Notional amount		$ 600,000,000
2.05% due July 15, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.05%	2.05%	2.05%	2.05%
Notional amount		$ 600,000,000
3.85% due June 1, 2027 (US$1,250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.85%	3.85%
Notional amount		$ 1,250,000,000
2.95% due July 15, 2030 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.95%	2.95%	2.95%	2.95%
Notional amount		$ 500,000,000
7.20% due January 15, 2032 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.20%	7.20%
Notional amount		$ 400,000,000
6.45% due June 30, 2033 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.45%	6.45%
Notional amount		$ 350,000,000
5.85% due February 1, 2035 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.85%	5.85%
Notional amount		$ 350,000,000
6.50% due February 15, 2037 (US$450 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.50%	6.50%
Notional amount		$ 450,000,000
6.25% due March 15, 2038 (US$1,100 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%	6.25%
Notional amount		$ 1,100,000,000
6.75% due February 1, 2039 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.75%	6.75%
Notional amount		$ 400,000,000
4.95% due June 1, 2047 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.95%	4.95%
Notional amount		$ 750,000,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 14,781		$ 21,560
Gross carrying amount | Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	0		1,614
Gross carrying amount | Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	3,200		4,814
Gross carrying amount | 3.31% debentures due February 11, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	1,000		1,000
Gross carrying amount | 1.45% debentures due November 16, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	500		500
Gross carrying amount | 3.55% debentures due June 3, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	500		500
Gross carrying amount | 3.42% debentures due December 1, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	600		600
Gross carrying amount | 2.50% debentures due January 17, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	300		300
Gross carrying amount | 4.85% debentures due May 30, 2047
Disclosure of detailed information about borrowings [line items]
Borrowings	300		300
Gross carrying amount | Long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings	11,581		16,746
Gross carrying amount | Bank credit facilities (December 31, 2021 – US$901 million; December 31, 2020 – US$3,953 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	1,140		5,041
Gross carrying amount | Commercial paper (December 31, 2021 – US$nil; December 31, 2020 – US$426 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	0		544
Gross carrying amount | 3.45% due November 15, 2021 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	0		638
Gross carrying amount | 2.95% due January 15, 2023 (US$1,000 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	1,266		1,276
Gross carrying amount | 3.80% due April 15, 2024 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	633		638
Gross carrying amount | 3.90% due February 1, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	759		765
Gross carrying amount | 2.05% due July 15, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	759		765
Gross carrying amount | 3.85% due June 1, 2027 (US$1,250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	1,582		1,595
Gross carrying amount | 2.95% due July 15, 2030 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	633		638
Gross carrying amount | 7.20% due January 15, 2032 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	506		510
Gross carrying amount | 6.45% due June 30, 2033 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	443		446
Gross carrying amount | 5.85% due February 1, 2035 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	443		446
Gross carrying amount | 6.50% due February 15, 2037 (US$450 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	570		574
Gross carrying amount | 6.25% due March 15, 2038 (US$1,100 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	1,392		1,403
Gross carrying amount | 6.75% due February 1, 2039 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	506		510
Gross carrying amount | 4.95% due June 1, 2047 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	949		957
Original issue discounts, net
Disclosure of detailed information about borrowings [line items]
Borrowings	15		18
Transaction costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 72		$ 89